UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO        April 20, 2012
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           50
Form 13F Information Table Value Total:     $207,220
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                   TITLE
                                     OF                  VALUE   SHRS OR          INVESTMENT     VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP     (X$1000) PRN AMT  SH/ PRN DISCRETIONSOLE SHARED  NONE
INTERNATIONAL BUSINESS MACHINE      COM   459200101      8,972    43,000     SH      SOLE                 43,000
CATERPILLAR TRACTOR CO              COM   149123101      8,900    83,555     SH      SOLE                 83,555
PHILIP MORRIS INTERNATIONAL         COM   718172109      7,532    85,000     SH      SOLE                 85,000
SCHLUMBERGER LTD                    COM   806857108      6,972    99,700     SH      SOLE                 99,700
INTEL CORP                          COM   458140100      6,663    237,000    SH      SOLE                237,000
AMERICAN EXPRESS COMPANY            COM   025816109      6,654    115,000    SH      SOLE                115,000
ROYAL DUTCH SHELL PLC - ADR A       ADR   780259206      6,634    94,600     SH      SOLE                 94,600
ABBOTT LABS                         COM   002824100      6,411    104,600    SH      SOLE                104,600
PROCTER & GAMBLE CO                 COM   742718109      6,163    91,700     SH      SOLE                 91,700
WAL-MART STORES                     COM   931142103      6,076    99,284     SH      SOLE                 99,284
PEPSICO INCORPORATED                COM   713448108      5,600    84,400     SH      SOLE                 84,400
UNION PACIFIC CORPORATION           COM   907818108      5,557    51,700     SH      SOLE                 51,700
EXXON MOBIL CORPORATION             COM   30231G102      5,412    62,400     SH      SOLE                 62,400
BERKSHIRE HATHAWAY                  COM   084670108      5,364      44       SH      SOLE                   44
JM SMUCKER CO                       COM   832696405      5,134    63,100     SH      SOLE                 63,100
YUM BRANDS INC                      COM   988498101      5,061    71,100     SH      SOLE                 71,100
VISA INC/A                          COM   92826C839      4,991    42,300     SH      SOLE                 42,300
BHP BILLITON LTD - SPON ADR         ADR   088606108      4,955    68,440     SH      SOLE                 68,440
LOWE'S CORP                         COM   548661107      4,895    156,000    SH      SOLE                156,000
ORACLE CORP                         COM   68389X105      4,695    161,000    SH      SOLE                161,000
GENERAL ELECTRIC COMPANY            COM   369604103      4,542    226,300    SH      SOLE                226,300
ILLINOIS TOOL WORKS                 COM   452308109      4,341    76,000     SH      SOLE                 76,000
3M COMPANY                          COM   88579Y101      4,255    47,700     SH      SOLE                 47,700
HSBC HOLDINGS PLC-SPONS ADR         ADR   404280406      4,079    91,900     SH      SOLE                 91,900
FRANKLIN RESOURCES                  COM   354613101      3,981    32,100     SH      SOLE                 32,100
VERISK ANALYTICS INC - CLASS A      COM   92345Y106      3,800    80,900     SH      SOLE                 80,900
AMETEK INC                          COM   031100100      3,716    76,600     SH      SOLE                 76,600
CISCO SYSTEMS INC                   COM   17275R102      3,665    173,300    SH      SOLE                173,300
PFIZER INC                          COM   717081103      3,526    155,700    SH      SOLE                155,700
MERCK & CO.                         COM   58933Y105      3,514    91,500     SH      SOLE                 91,500
TARGET CORP                         COM   87612E106      3,461    59,400     SH      SOLE                 59,400
MEAD JOHNSON NUTRITION CO           COM   582839106      3,159    38,300     SH      SOLE                 38,300
BP P.L.C.                           ADR   055622104      3,126    69,466     SH      SOLE                 69,466
COVIDIEN LTD                        COM   G2554F113      3,095    56,600     SH      SOLE                 56,600
EMERSON ELECTRIC CO                 COM   291011104      2,854    54,700     SH      SOLE                 54,700
KOHL'S CORP                         COM   500255104      2,512    50,200     SH      SOLE                 50,200
PRAXAIR INC                         COM   74005P104      2,407    21,000     SH      SOLE                 21,000
ENSCO PLC                           ADR   29358Q109      2,377    44,900     SH      SOLE                 44,900
CME GROUP INC                       COM   12572Q105      2,373     8,200     SH      SOLE                 8,200
ALERE INC                           COM   01449J105      2,346    90,200     SH      SOLE                 90,200
AVON PRODUCTS                       COM   054303102      2,145    110,800    SH      SOLE                110,800
ECOLAB INC                          COM   278865100      2,134    34,582     SH      SOLE                 34,582
ENBRIDGE INC.                       COM   29250N105      2,036    52,400     SH      SOLE                 52,400
TEVA PHARMACEUTICAL INDUSTRIES LTD  ADR   881624209      2,014    44,700     SH      SOLE                 44,700
HOSPIRA INC                         COM   441060100      1,985    53,100     SH      SOLE                 53,100
WEATHERFORD INTERNATIONAL           COM   H27013103      1,758    116,500    SH      SOLE                116,500
ITC HOLDINGS CORP                   COM   465685105      1,754    22,800     SH      SOLE                 22,800
HEWLETT-PACKARD CO.                 COM   428236103      1,642    68,900     SH      SOLE                 68,900
FLOWSERVE CORP                      COM   34354P105      1,305    11,300     SH      SOLE                 11,300
SPDR TRUST SERIES 1                 COM   78462F103       676      4,800     SH      SOLE                 4,800


GRAND TOTALS                                            207,220  3,878,771

